Prepayments (Details)	Jun. 30, 2026 MYR (RM) shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 MYR (RM) shares
Prepayments [Line Items]
Issuance of ordinary shares (in Shares) | shares	10,800,000	10,800,000	10,800,000
Current portion relates to consultant services	RM 5,377,257	$ 1,316,729	RM 3,761,758
Non-current portion	51,742,427	$ 12,670,167	RM 51,058,607
Licensing Rights and Server Infrastructure [Member]
Prepayments [Line Items]
Non-current portion	36,745,457
Tan Yee How [Member]
Prepayments [Line Items]
Issuance of ordinary shares, amount	RM 10,720,422
Issuance of ordinary shares (in Shares) | shares	1,400,000	1,400,000
Current portion relates to consultant services	RM 2,522,452
Kinetic Seas Incorporated [Member]
Prepayments [Line Items]
Issuance of ordinary shares, amount	RM 42,219,064
Issuance of ordinary shares (in Shares) | shares	5,500,000	5,500,000
Current portion relates to consultant services	RM 1,239,306
Riviera Springs Holdings [Member]
Prepayments [Line Items]
Issuance of ordinary shares, amount	RM 1,597,960
Issuance of ordinary shares (in Shares) | shares	200,000	200,000
Current portion relates to consultant services	RM 599,236
Walsh Capital Industries Corp [Member]
Prepayments [Line Items]
Issuance of ordinary shares, amount	RM 1,850,333
Issuance of ordinary shares (in Shares) | shares	500,000	500,000
Current portion relates to consultant services	RM 634,400
FMW Media Works LLC [Member]
Prepayments [Line Items]
Issuance of ordinary shares, amount	RM 731,906
Issuance of ordinary shares (in Shares) | shares	200,000	200,000
Current portion relates to consultant services	RM 381,863